Changes In Goodwill - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Goodwill And Other Intangibles [Line Items]
Acquisitions		$ 23,941,000
Amounts allocated to divestitures		33,797,000
Other intangibles acquired		38,783,000
Amortization expense of intangible assets	$ 3,593,000	$ 1,812,000	$ 1,453,000